Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	As of December 31,
	2023	2022
Computers	$303	$259
Furniture and equipment	4	4
Total property and equipment	307	263
Less: accumulated depreciation and amortization	(208)	(180)
Property and equipment, net	$99	$83